Annual Fund Operating Expenses	Dec. 31, 2025
Stratified LargeCap Index ETF | Stratified LargeCap Index ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.00%
Expenses (as a percentage of Assets)	0.45%
Stratified LargeCap Hedged ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Apr. 30, 2027
Stratified LargeCap Hedged ETF | Stratified LargeCap Hedged ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.29%	[1]
Expenses (as a percentage of Assets)	1.24%
Fee Waiver or Reimbursement	(0.45%)	[2]
Net Expenses (as a percentage of Assets)	0.79%	[3]

[1]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
[2]	Exchange Traded Concepts, LLC (the “Adviser”) has contractually agreed to waive a portion of its management fee to 0.50% of average daily net assets at least through April 30, 2027, provided that the agreement may be terminated by the Board of Trustees (the “Board”) of Exchange Listed Funds Trust (the “Trust”) for any reason at any time and by the Adviser for any reason and upon sixty days’ prior notice to the Trust, such termination to be effective upon the expiration of the then-current term.
[3]	Fees have been restated to reflect current year fees.